Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	21 Months Ended	22 Months Ended	33 Months Ended	34 Months Ended	45 Months Ended	46 Months Ended	57 Months Ended
		Apr. 03, 2024	Dec. 15, 2021	Dec. 30, 2020	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Sep. 30, 2021	Jan. 31, 2025	Sep. 30, 2022	Feb. 28, 2025	Sep. 30, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
C000224149
Account Value [Line Items]
Line Graph and Table Measure Name																		Rayliant Quantamental China Equity ETF
Accumulated Value				$ 10,000										$ 9,964												$ 7,181		$ 5,914		$ 6,914		$ 8,245
C000232916
Account Value [Line Items]
Line Graph and Table Measure Name																		Rayliant Quantamental Emerging Market ex-China Equity ETF
Accumulated Value			$ 10,000													$ 7,903											$ 8,987		$ 11,363		$ 12,529
C000232917
Account Value [Line Items]
Line Graph and Table Measure Name																		Rayliant Quantitative Developed Market Equity ETF
Accumulated Value			10,000													8,153											9,493		12,809		15,779
C000248857
Account Value [Line Items]
Line Graph and Table Measure Name																		Rayliant SMDAM Japan Equity ETF
Accumulated Value		$ 10,000			$ 9,752	$ 9,892	$ 9,896	$ 10,452	$ 10,872	$ 11,284	$ 10,680	$ 11,056	$ 11,238		$ 11,226		$ 10,815		$ 10,835	$ 11,306	$ 12,234	$ 12,866	$ 12,899	$ 13,487	$ 13,390
CSI 300 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																	CSI 300 Index (USD) (TR)
Accumulated Value				$ 10,000										$ 9,773												$ 7,112		$ 6,870		$ 8,020		$ 9,370
MSCI Emerging Markets ex-China Index
Account Value [Line Items]
Line Graph and Table Measure Name																		MSCI Emerging Markets ex-China Index
Accumulated Value			10,000													7,669											8,793		11,203		12,571
MSCI World Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																	MSCI World Index (USD) (NR)
Accumulated Value			10,000													7,594											9,261		12,264		14,379
Tokyo Stock Exchange TOPIX (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																	Tokyo Stock Exchange TOPIX (USD) (TR)
Accumulated Value		$ 10,000			$ 9,778	$ 9,905	$ 9,817	$ 10,438	$ 10,474	$ 10,499	$ 10,044	$ 10,135	$ 10,072		$ 10,239		$ 10,123		$ 10,224	$ 10,754	$ 11,173	$ 11,381	$ 11,269	$ 12,073	$ 12,360
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]																	MSCI Emerging Markets Index (USD) (NR)
Accumulated Value			$ 10,000													$ 7,402											$ 8,268		$ 10,422		$ 12,227

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).